Consolidated Balance Sheets (unaudited) (Parenthetical) - $ / shares	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	700,000,000
Preferred Stock, Shares Issued	5,690	6,000	5,918,704
Preferred Stock, Shares Outstanding	5,690	6,000	5,918,704
Common Stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	700,000,000	700,000,000	10,000,000
Common Stock, shares issued	6,529,450	6,374,450	0
Common Stock, shares outstanding	6,529,450	6,374,450	0